LOANS, Types of Modifications (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Loan	Dec. 31, 2017 USD ($) Loan
TDRs, subsequent default [Abstract]
Subsequent default, number of loans	0	0
Subsequent default, recorded investment | $	$ 0	$ 0
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans		2
Forgiveness of Principal [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans		2
Paid in Full [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans		0
Recorded investment | $		$ 0
Paid in Full [Member] | Forgiveness of Principal [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans		0
Recorded investment | $		$ 0
Paying as Restructured [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans		2
Recorded investment | $		$ 430
Paying as Restructured [Member] | Forgiveness of Principal [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans		2
Recorded investment | $		$ 430
Converted to Non-accrual [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans		0
Recorded investment | $		$ 0
Converted to Non-accrual [Member] | Forgiveness of Principal [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans		0
Recorded investment | $		$ 0
Foreclosure/Default [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans		0
Recorded investment | $		$ 0
Foreclosure/Default [Member] | Forgiveness of Principal [Member]
Successes and failures of types of modifications within previous 12 months [Abstract]
Number of loans		0
Recorded investment | $		$ 0